Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2022
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4.Critical accounting estimates and judgments

The Group makes estimates and assumptions concerning the future. These estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities or may have had a significant impact on the reported results are disclosed below:

Going concern

The Group’s accounts are prepared on a going concern basis. To date, the Group has financed its cash requirements primarily from share issuances and licensing certain of its research and development stage products. The Group is a development-stage enterprise and is exposed to all the risks inherent in establishing a business. The Group expects that its existing cash and cash equivalents, at the issuance date of these audited consolidated financial statements, will be sufficient to fund its operations and meet all of its obligations as they fall due, through the third quarter of 2023. These factors individually and collectively indicate that a material uncertainty exists that raise substantial doubt about the Group's ability to continue as a going concern for one year from the date of issuance of these audited consolidated financial statements. The future viability of the Group is dependent on its ability to raise additional capital through public or private financings or collaboration agreements to finance its future operations, which may be delayed due to reasons outside of the Group's control including the COVID-19 pandemic and the Russia’s invasion of Ukraine. The sale of additional equity may dilute existing shareholders. The inability to obtain funding, as and when needed, would have a negative impact on the Group’s financial condition and ability to pursue its business strategies. If the Group is unable to obtain the required funding to run its operations and to develop and commercialize its drug candidates, the Group could be forced to delay, reduce or stop some or all of its research and development programs to ensure it remains solvent. Management continues to explore options to obtain additional funding, including through collaborations with third parties related to the future potential development and/or commercialization of its drug candidates. However, there is no assurance that the Group will be successful in raising funds, closing collaboration agreements, obtaining sufficient funding on terms acceptable to the Group, or if at all, which could have a material adverse effect on the Group’s business, results of operations and financial condition.

COVID-19

In early 2020 a coronavirus disease (COVID-19) pandemic developed globally resulting in a significant number of infections and negative effects on economic activity. The Group is actively monitoring the situation and is taking any necessary measures to respond to the situation in cooperation with the various stakeholders. On June 17, 2022 the Group terminated its dipraglurant US registration program including pivotal Phase 2B/3 and open label clinical trials of dipraglurant in levodopa-induced dyskinesia associated with Parkinson’s disease (PD-LID) due to a slow recruitment of patients, attributed to the consequences of COVID-19 related patient concerns about participation in clinical studies, as well as staffing shortages and turnover within study sites. Depending on the duration of the COVID-19 crisis and continued negative impact on global economic activity, the Group may have to take additional measures that will have a negative impact on the Group’s business continuity and may experience certain liquidity restraints as well as incur impairments on its assets. The exact impact on the Group’s activities in 2023 and thereafter cannot be reasonably predicted.

Russia’s invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine. The resulting conflict and retaliatory measures by the global community have created global security concerns, including the possibility of expanded regional or global conflict, which have had, and are likely to continue to have, short-term and more likely longer-term adverse impacts on Ukraine and Europe and around the globe. Potential ramifications include disruption of the supply chain including research and development activities being conducted by the Group and its strategic partners. The Group and partners rely on global networks of contract research organizations to engage clinical study sites and enroll patients, certain of which are in Russia and Ukraine. Delays in research and development activities of the Group and its partners could increase associated costs and, depending upon the duration of any delays, require the Group and its partners to find alternative suppliers at additional expense. In addition, the conflict in Eastern Europe has had significant ramifications on global financial markets, which may adversely impact the ability of the Group to raise capital on favorable terms or at all.

Revenue recognition

Revenue is primarily from fees related to licenses, milestones and research services. Given the complexity of the relevant agreements, judgements are required to identify distinct performance obligations; allocate the transaction price to these performance obligations and determine when the performance obligations are met. In particular, the Group’s judgement over the estimated stand-alone selling price which is used to allocate the transaction price to the performance obligations is disclosed in note 14.

Grants

Grants are recorded at their fair value when there is reasonable assurance that they will be received and recognized as income when the Group has satisfied the underlying grant conditions. In certain circumstances, grant income may be recognized before explicit grantor acknowledgement that the conditions have been met.

Accrued research and development costs

The Group records accrued expenses for estimated costs of research and development activities conducted by third party service providers. The Group records accrued expenses for estimated costs of research and development activities based upon the estimated amount of services provided, but not yet invoiced, and these costs are included in accrued expenses on the balance sheets and within research and development expenses in the statements of comprehensive loss. These costs are a significant component of research and development expenses. Accrued expenses for these costs are recorded based on the estimated amount of work completed in accordance with agreements established with these third parties.

To date, the Group has not experienced significant changes in the estimates of accrued research and development expenses after a reporting period. However, due to the nature of estimates, the Group may be required to make changes to the estimates in the future as it becomes aware of additional information about the status or conduct of its research activities.

Research and development costs

The Group recognizes expenditure incurred in carrying out its research and development activities, including development supplies, until it becomes probable that future economic benefits will flow to the Group, which results in recognizing such costs as intangible assets, involving a certain degree of judgement. Currently, such development supplies are associated with pre-clinical and clinical trials of specific products that do not have any demonstrated technical feasibility.

Deferred taxes

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. The probability that taxable profits will be available is assessed by management based on business projections for each relevant entity.

The carrying amount of deferred tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the way the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax is recognized in statement of comprehensive loss, except when related to items that are recognized in other comprehensive loss or directly in equity, in which case, the current and deferred tax are recognized in other comprehensive loss or directly in equity.

Share-based compensation

The Group recognizes an expense for share-based compensation based on the valuation of equity incentive units using the Black-Scholes valuation model. A number of assumptions related to the volatility of the underlying shares and to the risk-free rate are made in this model. Should the assumptions and estimates underlying the fair value of these instruments vary significantly from management's estimates, then the share-based compensation expense would be materially different from the amounts recognized. Had these assumptions been modified within their feasible ranges, i.e. a 10% increase or decrease in the volatility assumption and a risk-free rate of 0.5 or zero, and the Group calculated the share-based compensation based on the higher and lower values of these ranges, share-based compensation expense in 2022 would have been CHF 3.0 million or CHF 4.3 million, respectively CHF 1.0 million or CHF 1.3 million in 2021 and CHF 0.9 million or CHF 1.4 million in 2020. This is compared to the amount recognized as an expense in 2022 of CHF 3.7 million and CHF 1.2 million in 2021 and 2020 respectively. Additional information is disclosed in note 13.

Pension obligations

The present value of the pension obligations is calculated by an independent actuary and depends on a number of assumptions that are determined on an actuarial basis such as discount rates, future salary and pension increases, and mortality rates. Any changes in these assumptions will impact the carrying amount of pension obligations. The Group determines the appropriate discount rate at the end of each period. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. In determining the appropriate discount rate, the Group considers the interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability. Other key assumptions for pension obligations are based in part on current market conditions. Additional information is disclosed in note 19.